CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Research and development, net	$ 1,942	$ 6,754	$ 24,323	$ 31,809
Selling, general and administrative	4,549	6,368	22,202	24,711
Change in fair value of warrant liabilities	106		2,230	(488)
Related party
Research and development, net	0	24	405	3,389
Selling, general and administrative	88	44	190	2,820
Change in fair value of warrant liabilities	$ (33)	$ 0	$ 1,736	$ (407)